Note 8 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2021	Apr. 24, 2020	Mar. 12, 2020
Contractual Obligation, Total	$ 213,405
The 2020 Joint Venture [Member]
Equity Method Investment, Ownership Percentage		50.00%
Commitments Guaranteed by Central Mare Inc. [Member]
Contractual Obligation, Total	213,405
M/T Eco Oceano Ca Commitments [Member]
Contractual Obligation, Total	51,189
M/T Julius Caesar Commitments [Member]
Contractual Obligation, Total	81,108
M/T Legio X Equestris Commitments [Member]
Contractual Obligation, Total	$ 81,108
Performance Guarantee [Member]
Guarantor Obligations, Secured Loan Facility			$ 37,660
Performance Guarantee [Member] | M/T Eco Yosemite Park [Member]
Guarantor Obligations, Secured Loan Facility			$ 18,830